Supplement dated April 7, 2011 to each prospectus listed below, each as supplemented
		Prospectus	Prospectus
Fund	Class(es)	Material Number	Effective Date
Columbia Diversified Bond Fund	(A, B, C, I, R, R3, R4, R5, W)	S-6495-99 AE	10/29/2010
	(Z)	S-6555-99 AE	10/29/2010

Effective April 29, 2011, the information in the “Summary of the Fund” under the caption “Fund Management” is hereby revised and replaced with the following:

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Alexander D. Powers	Portfolio Manager	2011
Carl W. Pappo, CFA	Portfolio Manager	2011
Michael Zazzarino	Portfolio Manager	2011
Brian Lavin, CFA	Portfolio Manager	2011

The portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the Fund’s prospectus in the “More About the Fund” section under the caption “Fund Management and Compensation —” is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Alexander D. Powers, Portfolio Manager

•	Managed the Fund since 2011.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1993.
•	Began investment career in 1979.
•	BA, Boston College, MBA, New York University’s Stern Graduate School of Business Administration.

Carl W. Pappo, CFA, Portfolio Manager

•	Managed the Fund since 2011.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1996.
•	Began investment career in 1991.
•	BS, Babson College.

Michael Zazzarino, Portfolio Manager

•	Managed the Fund since 2011.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 2005.
•	Began investment career in 1988.
•	BS, Lafayette College, MBA, Columbia University.

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2011.
•	Sector Manager on the high yield fixed income sector team.
•	Joined the investment manager in 1994 as a high yield analyst.
•	Began investment career in 1986.
•	MBA, University of Wisconsin — Milwaukee.

The rest of this section remains the same.

S-6495-17 A (4/11)

S-6495-17 A (4/11)